Principal accounting policies (Schedule of Cash and Cash Equivalents) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 Renminbi [Member] CNY	Dec. 31, 2013 Renminbi [Member] CNY	Dec. 31, 2014 Renminbi [Member] USA [Member] CNY	Dec. 31, 2013 Renminbi [Member] USA [Member] CNY	Dec. 31, 2014 Renminbi [Member] Hong Kong [Member] CNY	Dec. 31, 2013 Renminbi [Member] Hong Kong [Member] CNY	Dec. 31, 2014 Renminbi [Member] China [Member] Variable Interest Entities [Member] CNY	Dec. 31, 2013 Renminbi [Member] China [Member] Variable Interest Entities [Member] CNY	Dec. 31, 2014 Renminbi [Member] China [Member] Non VIE [Member] CNY	Dec. 31, 2013 Renminbi [Member] China [Member] Non VIE [Member] CNY	Dec. 31, 2014 U.S. dollars [Member] USD ($)	Dec. 31, 2013 U.S. dollars [Member] USD ($)	Dec. 31, 2014 U.S. dollars [Member] USA [Member] USD ($)	Dec. 31, 2013 U.S. dollars [Member] USA [Member] USD ($)	Dec. 31, 2014 U.S. dollars [Member] Hong Kong [Member] USD ($)	Dec. 31, 2013 U.S. dollars [Member] Hong Kong [Member] USD ($)	Dec. 31, 2014 U.S. dollars [Member] China [Member] Variable Interest Entities [Member] USD ($)	Dec. 31, 2013 U.S. dollars [Member] China [Member] Variable Interest Entities [Member] USD ($)	Dec. 31, 2014 U.S. dollars [Member] China [Member] Non VIE [Member] USD ($)	Dec. 31, 2013 U.S. dollars [Member] China [Member] Non VIE [Member] USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 111,376	$ 60,494	$ 10,669	$ 42,311	417,303	99,249	434	60,000	7	3,095	99,706	28,896	317,156	7,258	$ 43,179	$ 44,147	$ 3	$ 362	$ 43,066	$ 30,251	$ 2	$ 2	$ 108	$ 13,532